Events After the End of the Reporting Period	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Events After the End of the Reporting Period
Note 31 - Events After the End of the Reporting Period

A.	Commencement of commercial operations for Roadrunner Storage project

In January 2026, the Roadrunner energy storage project achieved commercial operation and is backed by a 20-year energy storage agreement (ESA) with the Arizona Electric Power Cooperative.

B.	Commencement of commercial operations for Quail Ranch Storage project

In January 2026, the Quail Ranch energy storage project achieved commercial operation and is backed by a 20-year energy storage agreement (ESA) with Public Service Company of New Mexico (PNM).

C.	Completion of final development milestones for CO Bar project

In February 2026, the Company announced that it has reached key development milestones for the CO Bar Solar and Energy Storage Complex, located in Arizona, U.S. The CO Bar Complex comprises approximately 1.211 GW of solar generation capacity and 4.0 GWh of energy storage capacity across five stages.

During the reporting period, the Complex finalized its 1 GW AC Large Generator Interconnection Agreement and signed 20-year busbar energy storage agreements with Salt River Project for the standalone energy storage stages, securing offtake arrangements for the entire Complex.

D.	Issuance of shares

On February 19, 2026, the Company completed an issuance of 6,002,416 ordinary Company shares, with a par value of NIS 0.1 each. The total (gross) consideration amounted to approximately NIS 1,320 million (USD 421.1 million).

E.	Crimson Orchard PV + Storage project in the United States - financial closing

In March 2026, the Company announced that its U.S. subsidiary, Clēnera Holdings, LLC, secured approximately $304 million in construction financing and term debt commitments for the Crimson Orchard project in Elmore County, Idaho. The financing commitments were provided by a group of leading global lenders: HSBC, ING Capital LLC, KeyBanc Capital Markets, and MUFG Bank, Ltd.

Crimson Orchard is a co-located solar and energy storage project totaling 120 MW of solar power generation capacity and 400 MWh of energy storage capacity.

The project is backed by a 20-year busbar solar power purchase agreement and a 20-year energy storage tolling agreement with Idaho Power, providing long-term contracted revenues.  The Company believes the project qualified for safe harbor status in 2025.